Summary of Assumptions Used in Black-Scholes Option-Pricing Model to Estimate Fair Value of Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option term (years)	5 years 9 months	5 years 10 months 24 days
Volatility	49.239%
Volatility, minimum		58.75%
Volatility, maximum		59.27%
Weighted-average volatility	49.00%	59.00%
Risk-free interest rate	1.506%
Risk-free interest rate, minimum		1.968%
Risk-free interest rate, maximum		2.065%
Dividend yield	0.00%	0.00%
Weighted-average fair value of option granted	$ 1.80	$ 3.41